INCOME TAXES	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

13.	INCOME TAXES

Cayman Islands

Under the current tax laws of the Cayman, the Company is not subject to tax on its income or capital gains. In addition, no Cayman withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

The United States

For the U.S. jurisdiction, Real USA is subject to federal income taxes on its business operations at a statutory rate of 21%. Based on management’s analysis, no recent U.S. tax law changes have had a material impact on the Company’s effective tax rate. The Company will continue to monitor for any future tax legislation that could affect its operations.

As a result of the Tax Act, the Company has evaluated whether it has an additional tax liability from the Global Intangible Low Taxed Income (“GILTI”) inclusion on current earnings and profits of its foreign controlled corporations. The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%. The GILTI inclusion further provides for a foreign tax credit in connection with the foreign taxes paid. For the fiscal years ended March 31, 2026, 2025 and 2024, the Company does not have an aggregate positive tested income; and as such the Company did not record a liability for GILTI tax.

On July 4, 2025, the One Big Beautiful Act (“OBBBA”) was signed into law. The OBBBA made several key provisions of the Tax Cuts and Jobs Act of 2017 permanent, including 100% bonus depreciation, the immediate expensing of domestic research costs, and the introduction of a favorable modification to the business interest expense limitation. Together, these changes accelerate the timing of certain tax deductions in the current period that allow for reductions in cash taxes.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first Hong Kong Dollar 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, and the profits tax rate for remaining profits will be subjected to 16.5%. Real Corporation Limited and HOHOJO.com Limited were not subject to Hong Kong profit tax for any period presented as they did not have assessable profit during the periods presented. There are no withholding taxes in Hong Kong on remittance of dividends.

(Loss)/income before income tax expense is attributable to the following geographic locations:

	For the Years Ended March 31,
	2026	2025	2024
Cayman	$(1,374,397)	$(259,757)	(37,875)
Hong Kong	(2,721,247)	(2,601,792)	(2,723,499)
United States	3,217	(514,861)	(2,137,632)
	$(4,092,427)	$(3,376,410)	(4,899,006)

The income tax provision consists of the following components:

For the Years Ended March 31,
	2026	2025	2024
Current income tax expense:
- Cayman	$-	$-	$-
- Hong Kong	-	-	-
- United States	-	-	-
Total current income tax expense	-	-	-
Deferred income tax expense:
- Cayman	-	-	-
- Hong Kong	-	-	-
- United States	-	-	-
Total deferred income tax expense	-	-	-

Total income tax expense:
- Cayman	-	-	-
- Hong Kong	-	-	-
- United States	-	-	-
Total income tax expense	$-	$-	$-

The reconciliation of taxes at the Hong Kong statutory rate to our provision for income taxes for the years ended March 31, 2025 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the Years Ended March 31,
	2025	2024
	Amount	Amount
Loss before income tax expenses	$(3,376,410)	$(4,899,006)
Hong Kong statutory income tax rate	16.5%	16.5%
Computed income tax benefit with Hong Kong statutory income tax rate	(557,108)	(808,336)
Effect of differences in income tax rates in other jurisdictions	14,019	(93,292)
Effect of true-up on NOL	(333,234)	-
Effect of change in valuation allowance	876,323	901,628
Income tax expense	$-	$-

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, the reconciliation of taxes at the Hong Kong statutory rate to our provision for income taxes for the year ended March 31, 2026 was as follows:

	For the Year ended March 31,
	2026
	Amount	Percent
Loss before income tax	$(4,092,427)	100%
Hong Kong statutory income tax rate	16.5%	16.5%
Computed income tax benefit with Hong Kong statutory income tax rate	(675,251)	16.5%

Domestic tax effects
Non-taxable interest income	(3,735)	0.1%
Changes in valuation allowance	452,742	(11.1)%

Foreign tax effects
United States
- Statutory tax rate difference between United States and Hong Kong	145	0.0%
- Changes in valuation allowances	1,092	0.0%
Cayman
- Statutory tax rate difference between Cayman and Hong Kong	225,007	(5.5)%
Effective tax rate	$-	0%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, cash paid for income taxes, during the years ended March 31, 2026, 2025 and 2024 was as follows:

For the Years Ended March 31,
	2026	2025	2024
Cayman	$-	$-	$-
Hong Kong	-	-	-
United States	-	-	-
Total	$-	$-	$-

Deferred tax assets as of March 31, 2026 and 2025 consist of the following:

	As of March 31,
	2026	2025

Net operating losses carry forwards	$4,109,442	$3,569,742
Excess research and development expenses	-	85,866
Less: allowance on deferred tax assets	(4,109,442)	(3,655,608)
	$-	$-

The changes related to valuation allowance are as follows:

	As of March 31,
	2026	2025
Balance at beginning of the year	$3,655,608	$2,779,285
Current year addition	456,769	876,323
Reversals	(2,935)	-
Balance at end of the year	$4,109,442	$3,655,608

As of March 31, 2026, the net operating losses of $17,391,733 arise from the Hong Kong subsidiaries has no time limit, and the net operating losses of $6,004,832 arise from the United States subsidiary are limited to 80% of taxable income and can be utilized indefinitely.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold.

Under the applicable accounting standards, the management has considered the Group’s history of losses and the uncertainty regarding the future profitability and concluded that it is more likely than not that the Group will not generate future taxable income to utilize the deferred tax assets. A full valuation allowance has been maintained against the deferred tax assets of Real Corporation Limited, HOHOJO.com Limited and Real USA. Accordingly, as of March 31, 2026 and 2025, a USD 4,109,442 and USD 3,655,608 valuation allowance has been established respectively.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2026 and 2025, the Group did not have any unrecognized uncertain tax positions. For the years ended March 31, 2026, 2025 and 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

In Hong Kong, an additional assessment may be made by a Hong Kong IRD tax assessor if a taxpayer chargeable to tax has not been assessed to tax or has been assessed at less than the proper amount. The assessment must be made within the relevant year of assessment or within six years after the end of that year of assessment. The time limit for making additional assessments is extended when a taxpayer either has not been assessed, or is under-assessed, due to fraud or wilful evasion. In that case, an additional assessment may be made up to ten years after the end of the relevant assessment year.

In the United States, the IRS generally has three years after an original return is filed to assess income taxes. A return will be deemed to have been filed on its original due date even if the return is actually filed on an earlier date. If a return is filed on extension, the limitations period runs from the date of filing the return and not from the extended due date.